Operating Lease Right-of-Use Assets, Net	6 Months Ended
Dec. 31, 2022
Operating Lease Right-of-Use Assets, Net [Abstract]
OPERATING LEASE RIGHT-OF-USE ASSETS, NET

NOTE 10 – OPERATING LEASE RIGHT-OF-USE ASSETS, NET

Operating lease right -of-use assets, net were as follows as of December 31, 2022 and June 30, 2022:

	June 30, 2022	Increase/ (Decrease)	Exchange rate translation	December 31, 2022
Shou Hill Valley Area	$2,235,003	$-	$(81,254)	$2,153,749
Villas	2,205,984	-	(80,199)	2,125,785
Base Station Tower	260,356	-	(9,465)	250,891
Farmland*	2,235,003	-	(81,254)	2,153,749
Office	161,279	(154,438)	(6,841)	-
Warehouse**	-	740,813	4,691	745,504
Total right-of-use assets, at cost	7,097,625	586,375	(254,322)	7,429,678
Less: accumulated amortization	(1,047,160)	(345,306)	113,094	(1,279,372)
Right-of-use assets, net	$6,050,465	$241,069	$(141,228)	$6,150,306

*	On July 7, 2021, E-Home Pingtan entered into an agreement with an unaffiliated company and individual to obtain the right of use for farmland of 74 acers for $2,319,791 (RMB 15,000,000). The Company paid the full contract amount of $2,319,791 (RMB 15,000,000) to the individual in July 2021.

**

On December 1, 2016, Zhongrun entered into an agreement with an unaffiliated company and individual to obtain the right of use for warehouse of 7,199.38 square meters for $2,127,121 (RMB 14,814,544). The Company acquired the operating lease right-of-use assets from its acquisition of Zhongrun in July 2023.

The Company recognized lease expense for the operating lease right-of-use assets Shou Hill Valley Area and Villas over the lease periods which are 20 years. The Company recognized lease expense for the operating lease right-of-use asset Base Station Tower over the lease period which is 10 years. The Company recognized lease expense for the operating lease right-of-use asset Farmland over the lease period which is 12.5 years. The Company recognized lease expense for the operating lease right-of-use asset Office over the lease period which is 3 years. The Company recognized lease expense for the operating lease right-of-use asset Warehouse over the lease contract period, which was nine years.